Quarterly Financial Data (Unaudited)	12 Months Ended
Mar. 31, 2014
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Note 16 — Quarterly Financial Data (Unaudited)

Our summarized unaudited quarterly financial data is presented below. The computation of net income per common and subordinated unit is done separately by quarter and year. The total of net income per common and subordinated unit of the individual quarters may not equal the net income per common and subordinated unit for the year, due primarily to the income allocation between the general partner and limited partners and variations in the weighted average units outstanding used in computing such amounts.

Our retail propane segment’s business is seasonal due to weather conditions in our service areas. Propane sales to residential and commercial customers are affected by winter heating season requirements, which generally results in higher operating revenues and net income during the period from October through March of each year and lower operating revenues and either net losses or lower net income during the period from April through September of each year. Our liquids segment is also subject to seasonal fluctuations, as demand for propane and butane is typically higher during the winter months. Our operating revenues from our other segments are less weather sensitive. Additionally, the acquisitions described in Note 4 impact the comparability of the quarterly information within the year, and year to year.

	Quarter Ended				Year Ended
	June 30,	September 30,	December 31,	March 31,	March 31,
	2013	2013	2013	2014	2014
	(in thousands, except unit and per unit data)
Total revenues	$1,385,957	$1,593,937	$2,743,445	$3,975,935	$9,699,274
Total cost of sales	$1,303,076	$1,488,850	$2,576,029	$3,764,744	$9,132,699
Net income (loss)	$(17,508)	$(932)	$24,052	$43,146	$48,758
Net income (loss) attributable to parent equity	$(17,633)	$(941)	$23,898	$42,331	$47,655
Earnings (loss) per unit, basic and diluted -
Common units	$(0.35)	$(0.05)	$0.27	$0.46	$0.51
Subordinated units	$(0.46)	$(0.09)	$0.23	$0.46	$0.32
Weighted average common units outstanding - basic and diluted	47,703,313	58,909,389	67,941,726	73,421,309	61,970,471
Weighted average subordinated outstanding units - basic and diluted	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346

	Quarter Ended				Year Ended
	June 30,	September 30,	December 31,	March 31,	March 31,
	2012	2012	2012	2013	2013
	(in thousands, except unit and per unit data)
Total revenues	$326,436	$1,135,510	$1,338,208	$1,617,613	$4,417,767
Total cost of sales	$298,985	$1,053,690	$1,204,545	$1,481,890	$4,039,110
Net income (loss)	$(24,710)	$10,082	$40,477	$22,341	$48,190
Net income (loss) attributable to parent equity	$(24,650)	$10,073	$40,176	$22,341	$47,940
Earnings (loss) per unit, basic and diluted -
Common units	$(0.76)	$0.18	$0.75	$0.39	$0.96
Subordinated units	$(0.77)	$0.18	$0.75	$0.39	$0.93
Weighted average common units outstanding - basic and diluted	26,529,133	44,831,836	46,364,381	47,665,015	41,353,574
Weighted average subordinated outstanding units - basic and diluted	5,919,346	5,919,346	5,919,346	5,919,346	5,919,346